CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 $ / shares	Sep. 18, 2015 $ / shares shares	Sep. 18, 2015 ¥ / shares shares
Accrued expenses and other current liabilities	¥ 436,339	$ 63,263	¥ 586,043
Deferred revenue, current	986,086	142,969	1,266,948
Lease liabilities, current	17,065	2,474	14,310
Deferred revenue, non-current	704,860	102,195	1,081,231
Lease liabilities, non-current	316,844	45,938	404,133
Deferred tax liabilities	5,984	868	21,782
Other non-current liabilities	¥ 6,770	$ 982	¥ 11,698
Ordinary shares, par value | (per share)					$ 0.00005	¥ 0.0003
Ordinary shares, shares authorized					1,000,000,000	1,000,000,000
Ordinary shares, shares issued					1	1
Class A Ordinary Shares
Ordinary shares, par value | $ / shares		$ 0.00005		$ 0.00005
Ordinary shares, shares authorized	796,062,195	796,062,195	796,062,195
Ordinary shares, shares issued	2,982,516	2,982,516	2,085,939
Ordinary shares, shares outstanding	2,618,698	2,618,698	1,839,553
Class B Ordinary Shares
Ordinary shares, par value | $ / shares		$ 0.00005		0.00005
Ordinary shares, shares authorized	826,389	826,389	826,389
Ordinary shares, shares issued	826,389	826,389	826,389
Ordinary shares, shares outstanding	826,389	826,389	826,389
Class C Ordinary Shares
Ordinary shares, par value | $ / shares		$ 0.00005		$ 0.00005
Ordinary shares, shares authorized	203,111,416	203,111,416	203,111,416
Ordinary shares, shares issued	3,481,353	3,481,353	4,002,930
Ordinary shares, shares outstanding	3,481,353	3,481,353	4,002,930
VIEs
Accrued expenses and other current liabilities | ¥	¥ 191,172		¥ 197,467
Deferred revenue, current | ¥	374,208		295,958
Lease liabilities, current | ¥	17,065		8,366
Deferred revenue, non-current | ¥	251,080		257,071
Lease liabilities, non-current | ¥	316,844		318,598
Deferred tax liabilities | ¥	1,122		2,312
Other non-current liabilities | ¥	¥ 1,063		¥ 963